INCOME TAX (Tables)	12 Months Ended
Apr. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The components of the income tax expense are as follows:

	2026	2025	2024
Current
BVI	$-	$-	$-
Hong Kong	$(51,788)	$109,968	$-
Deferred
BVI	$-	$-	$-
Hong Kong	$(35,269)	$-	$-
Provision for income taxes	$(87,057)	$109,968	$-

SUMMARY OF INCOME TAX PAYABLE	Income tax payable consist of the following as of April 30:
	2026	2025	2024
Income tax payable	$58,180	$109,968	$-
	$58,180	$109,968	$-

SCHEDULE OF INCOME TAX EXPENSE RECONCILIATION

The reconciliation of income tax rate to the effective income tax rate based on income before income tax for the years ended April 30, 2026, 2025 and 2024 are as follows:

	2026	2025	2024
Income (Loss) before tax	$120,665	$1,147,948	$(87,180)
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	$19,910	$189,411	$(14,384)
Reconciling items:
Tax effect of income not taxable*	(32,284)	(23)	(205)
Tax effect of expenses not deductible#	286	1,473	14,589
Tax concession^	(74,969)	(59,739)	-
Effect of two-tier tax rate~	-	(21,154)	-
Income tax expense	$(87,057)	$109,968	$-

*	Income that is not taxable mainly consisted of the Equity in earnings of equity method investee, non-taxable capital gains, non-taxable investment income and income earned in non-taxable jurisdictions under applicable income tax laws.

#	Mainly represents the exchange difference which is capital in nature, operating expenses not for generating assessable profits in Hong Kong.

^	Enhanced deduction for R&D expenditure under DIPN No. 55 released by the Hong Kong Inland Revenue Department

~	The effect of the two-tiered profits tax rates regime was nil for the year ended April 30, 2026, as the lower-rate band had been fully utilized against assessable profits arising in the preceding period. Accordingly, no incremental tax benefit under the two-tiered regime was allocated to the current year.

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax balances consist of the following as of April 30:

	2026	2025	2024
Deferred tax Assets:
Net Operating Loss Carry-Forward	$788	$-	$-
Lease liability	2,149	-	-
Allowance for expected credit losses	34,481	-	-
Total deferred tax assets	$37,418	$-	$-

Deferred tax liabilities
Right-of-use assets	$2,149	-	-
Total deferred tax liabilities	$2,149	-	-